Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Sit Mutual Funds
Sit Mutual Funds, Inc., comprised of:
Series I: Sit Small Cap Dividend Growth Fund
Supplement dated March 1, 2025
to
Prospectus dated November 1, 2024
This Supplement contains information that amends certain information contained in the Sit Stock Funds’ Prospectus (“Prospectus”) dated November 1, 2024.
Effective March 1, 2025, Sit Investment Associates, Inc. (the “Adviser”) has agreed to management fee waivers for the Sit Small Cap Dividend Growth Fund (the “Fund”) Class I and Class S shares equal to 0.40%. Prior to March 1, 2025, the fee waiver was equal to 0.35%.
Accordingly, the following change is being made to the Prospectus: Effective March 1, 2025, in the “FUND SUMMARY” section for the Sit Small Cap Dividend Growth Fund (Series I), the sub‑section “FEES AND EXPENSES OF THE FUND” is replaced in its entirety with the following:
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%
Distribution (12b‑1) fees	None	0.25%
Total Annual Fund Operating Expenses(1)	1.31%	1.56%
Fee Waiver(2)	(0.40)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	1.16%
(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses.

Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.
(2)
Sit Investment Associates, Inc. (the “Adviser”) has agreed to management fee waivers for Class I and Class S shares equal to 0.40% through June 30, 2026. Until such date, the waivers cannot be terminated without approval by the Fund’s Board of Directors. After June 30, 2026, the Adviser may elect to extend, modify or terminate the fee waivers.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for the 1‑Year period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$933	$3,779	$6,836	$15,515
Class S	$119	$457	$818	$1,833

Sit Small Cap Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Sit Mutual Funds
Sit Mutual Funds, Inc., comprised of:
Series I: Sit Small Cap Dividend Growth Fund
Supplement dated March 1, 2025
to
Prospectus dated November 1, 2024
This Supplement contains information that amends certain information contained in the Sit Stock Funds’ Prospectus (“Prospectus”) dated November 1, 2024.
Effective March 1, 2025, Sit Investment Associates, Inc. (the “Adviser”) has agreed to management fee waivers for the Sit Small Cap Dividend Growth Fund (the “Fund”) Class I and Class S shares equal to 0.40%. Prior to March 1, 2025, the fee waiver was equal to 0.35%.
Accordingly, the following change is being made to the Prospectus: Effective March 1, 2025, in the “FUND SUMMARY” section for the Sit Small Cap Dividend Growth Fund (Series I), the sub‑section “FEES AND EXPENSES OF THE FUND” is replaced in its entirety with the following:
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%
Distribution (12b‑1) fees	None	0.25%
Total Annual Fund Operating Expenses(1)	1.31%	1.56%
Fee Waiver(2)	(0.40)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	1.16%
(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses.

Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.
(2)
Sit Investment Associates, Inc. (the “Adviser”) has agreed to management fee waivers for Class I and Class S shares equal to 0.40% through June 30, 2026. Until such date, the waivers cannot be terminated without approval by the Fund’s Board of Directors. After June 30, 2026, the Adviser may elect to extend, modify or terminate the fee waivers.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for the 1‑Year period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$933	$3,779	$6,836	$15,515
Class S	$119	$457	$818	$1,833

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for the 1‑Year period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Sit Small Cap Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 933
3 Years	rr_ExpenseExampleYear03	3,779
5 Years	rr_ExpenseExampleYear05	6,836
10 Years	rr_ExpenseExampleYear10	$ 15,515
Sit Small Cap Dividend Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	$ 1,833

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.
[2]	Sit Investment Associates, Inc. (the “Adviser”) has agreed to management fee waivers for Class I and Class S shares equal to 0.40% through June 30, 2026. Until such date, the waivers cannot be terminated without approval by the Fund’s Board of Directors. After June 30, 2026, the Adviser may elect to extend, modify or terminate the fee waivers.